EQUITY - Schedule Of Preferred Equity (Details) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of classes of share capital [line items]
Equity	$ 141,891	$ 134,741
Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.40%	4.00%
Floating rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.26%	2.32%
Fixed rate | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.82%	4.82%
Fixed and floating rate [Member] | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.59%	3.81%
Fixed rate-reset preferred shares | Weighted average | Preferred shares
Disclosure of classes of share capital [line items]
Average Rate	4.31%	4.07%
Preferred equity | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 4,145	$ 4,145
Preferred equity | Floating rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	505	505
Preferred equity | Fixed rate | Preferred shares
Disclosure of classes of share capital [line items]
Equity	739	739
Preferred equity | Fixed and floating rate [Member] | Preferred shares
Disclosure of classes of share capital [line items]
Equity	1,244	1,244
Preferred equity | Fixed rate-reset preferred shares | Preferred shares
Disclosure of classes of share capital [line items]
Equity	$ 2,901	$ 2,901